SCHEDULE OF REVENUES FROM RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total revenue	$ 13,433,461	$ 11,994,547
Related Party [Member]
Related Party Transaction [Line Items]
Total revenue				$ 97,850
Chengdu Wetouch Technology Co., Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total revenue				10,483
Meishan Wetouch Electronics Technology Co., Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total revenue				$ 87,367